Related Party Transactions and Arrangements - Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Payable to related party	$ 12,691		$ 12,691		$ 9,525	$ 4,789
Affiliated Entity
Related Party Transaction [Line Items]
Total expenses from transactions with related party	9,255	$ 6,942	18,327	$ 15,689	29,697	35,099	$ 25,456
Payable to related party	12,691		12,691		9,525
Affiliated Entity | Acquisition fees and acquisition expenses | Nonrecurring Fees
Related Party Transaction [Line Items]
Total expenses from transactions with related party	169	175	322	317	696	900	452
Payable to related party	0		0		0	225
Affiliated Entity | Administrative services expenses | Nonrecurring Fees
Related Party Transaction [Line Items]
Total expenses from transactions with related party	3,078	2,940	6,552	7,052	13,120	16,363	13,446
Payable to related party	3,078		3,078		2,940	1,238
Affiliated Entity | Asset management and subordinated performance fee | Nonrecurring Fees
Related Party Transaction [Line Items]
Total expenses from transactions with related party	6,001	3,738	11,417	7,650	15,178	16,226	10,299
Payable to related party	8,657		8,657		4,773	3,326
Affiliated Entity | Other related party expenses | Nonrecurring Fees
Related Party Transaction [Line Items]
Total expenses from transactions with related party	7	89	36	670	703	1,610	1,259
Payable to related party	956		956		1,812	0
Affiliated Entity | Acquisition fees and expenses, including amount capitalized | Nonrecurring Fees
Related Party Transaction [Line Items]
Total expenses from transactions with related party	2,000	600	4,600	2,800	7,100	8,400	8,100
Affiliated Entity | Acquisition fees and expenses, amount capitalized | Nonrecurring Fees
Related Party Transaction [Line Items]
Total expenses from transactions with related party	$ 1,800	$ 400	$ 4,300	$ 2,500
Payable to related party					$ 6,400	$ 7,500	$ 7,600